INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Rollforward of net balance of deferred income tax
Opening balance	R$ 3,985,297	R$ 8,729,929
Tax loss	(3,372)	50,220
Negative tax basis of social contribution	8,288	34,176
Provision for judicial liabilities	23,864	19,251
Operating provisions and other losses	31,636	33,898
Exchange rate variation	(1,927,826)	(2,257,699)
Derivative gains ("MtM")	(1,099,600)	(2,202,857)
Amortization of fair value adjustments arising from business combinations	775	8,970
Unrealized profit on inventories	(198,056)	64,164
Leases	(36,156)	(8,534)
Goodwill - tax benefit on unamortized goodwill	(138,307)	(276,614)
Property, plant and equipment - deemed cost	42,779	99,510
Depreciation accelerated for tax-incentive reason	35,608	74,952
Capitalized loan costs	(194,121)	(111,435)
Fair value of biological assets	(323,734)	(272,308)
Deferred taxes on the result of subsidiaries abroad	(98,984)
Credits on exclusion of ICMS from the PIS/COFINS tax base	38,293	3,906
Other temporary differences	(10,123)	(4,232)
Closing balance	R$ 136,261	R$ 3,985,297